Derivative financial instruments and debt excluding finance lease liabilities (Tables)	9 Months Ended
Sep. 30, 2018
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Comparison of the Fair Value with the Carrying Amount of Debt Excluding Finance Lease Liabilities

The table below provides the comparison of the fair value with the carrying amount of debt excluding finance lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.

DEBT EXCLUDING FINANCE LEASE LIABILITIES

$ million	September 30, 2018	December 31, 2017
Carrying amount	64,101	70,140
Fair value[1]	66,643	74,650

1.	Mainly determined from the prices quoted for these securities.